FINANCIAL INSTRUMENTS - Gains (Losses) Recognized in AOCI (Details) - Cash Flow Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ 0.8	$ (0.8)	$ 0.1
Foreign exchange contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	0.2	(0.1)	1.3
Commodity contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ 0.6	$ (0.7)	$ (1.2)